Consolidated Balance Sheets (Parenthetical) - $ / shares		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock par value		$ 0.01515	$ 0.01515	$ 0.01515
Preferred stock shares authorized		3,333,333	3,333,333	3,333,333
Preferred stock shares issued		333,333	333,333	333,333
Preferred stock shares outstanding		333,333	333,333	333,333
Common stock par value		$ 0.015	$ 0.015	$ 0.015
Common stock shares authorized		10,000,000	10,000,000	10,000,000
Common stock shares issued	[1]	2,370,139	2,370,139	2,370,139
Common stock shares outstanding		2,370,139	2,370,139	2,370,139

[1]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 12 - Subsequent Events).